Aggregate Amounts of Annual Maturities of Long-Term Debt (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Debt Instrument [Line Items]
2012	¥ 173,102
2013	75,000
2014	70,000
2015
2016
Thereafter	110,000
Total	¥ 428,102	¥ 610,269